File No. 333-89748

                        As filed with the SEC on June 28, 2002
                        U.S. SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549
                                       FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    x
                                                                    -------
                          Pre-Effective Amendment No.   1
                                                      ------
                          Post-Effective Amendment No.
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                           (Check appropriate box or boxes)

                                    BANKNORTH FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                                    (412) 288-1900
                           (Area Code and Telephone Number)
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010
                      (Address of Principal Executive Offices --
                        Number, Street, City, State, Zip Code)

                              John W. McGonigle, Esquire
                               Federated Investors Tower
                                  1001 Liberty Avenue
                               Pittsburgh, PA 15222-3779
                       (Name and Address of Agent for Service --
                        Number, Street, City, State, Zip Code)

                                      Copies to:

                              Matthew G. Maloney, Esquire
                        Dickstein Shapiro Morin & Oshinsky, LLP
                                   2101 L Street, NW
                              Washington, D.C. 20037-1526
                                    (202) 828-2218

     Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.


                 It is proposed that this filing will become effective
                        on July 28, 2002 pursuant to Rule 488.




No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.



PART C.      OTHER INFORMATION.

Item 15.  Indemnification:

     Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

     Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Insofar as  indemnification  for liabilities  may be permitted  pursuant to
Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits.

1     Conformed copy of Declaration of Trust of the Registrant;(1)
1.1   Conformed copy of Certificate of Trust of the Registrant;(1)
2     Copy of By-Laws of the Registrant;(1)
3     Not Applicable
4 Forms of Agreements and Plans of Reorganization are included as Exhibits A and B to the Combined Proxy Statement and Prospectus of the Registration Statement(4)
5     Not Applicable
6     Conformed copy of Investment Advisory Contract of the Registrant;(3)
6.1 Conformed copy of Exhibit A to Investment Advisory Contract of the Registrant;(3)
7     Conformed copy of Distributor's Contract of the Registrant;(2)
7.1 Conformed copy of Amendment to the Distributor's Contract of the Registrant;(3)
7.2   Conformed copy of 12b-1 Letter Agreement;(2)
8     Not Applicable;
9     Conformed copy of Custodian Agreement of the Registrant;(2)
10    Copy of Distribution Plan;(2)
10.1  Copy of Mutual Funds Sales and Service Agreement;(2)
11 Form of Opinion and Consent of Counsel regarding the legality of shares being issued;(4)
12 Opinion regarding tax consequences of Reorganization (Definitive copy to be filed by post-effective amendment);
13    Conformed copy of Agreement for Administrative and Transfer Agency
      Services;(2)
13.1 Conformed copy of Amendment to Agreement for Administrative and Transfer Agency Services;(3)
13.2  Conformed copy of Shareholder Services Agreement of the Registrant;(2)
13.3  Conformed copy of Shareholder Services Agreement Letter Agreement; (2)
13.4 Conformed copy of Fund Accounting and Financial Sub-Administration Agreement; (2)
14 Conformed copy of consent of Independent Auditors of the Registrant, Deloitte & Touche LLP;*
15    Not Applicable;
16    Conformed copy of Power of Attorney;(3)
17    Form of Proxy of Banknorth Large Cap Growth Fund.(4)
17.1  Form of Proxy of Banknorth Large Cap Value Fund.(4)
      ......
*     Filed electronically
1 Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed July 17, 2000 (File Nos. 333-41562 and 811-10021).
2 Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed September 19, 2000 (File Nos. 333-41562 and 811-10021).
3 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed October 31, 2001 (File Nos. 333-41562 and 811-10021).
4 Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on June 4, 2002. (File No. 333-89748)

Item 17.  Undertakings.

     (1)...The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2)...The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3)...The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

      [Signatures Next Page]


                                      SIGNATURES


     As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on June 28, 2002.


                                    BANKNORTH FUNDS


                                         By: /s/ Gail C. Jones
                                         Name: Gail C. Jones
                                         Title: Assistant Secretary
                                         Attorney-In-Fact for John F. Donahue
                                         June 28, 2002

                  [Signatures Continued Next Page]

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

           NAME                       TITLE                      DATE

   /s/ Gail C. Jones        Assistant Secretary and   June 28, 2002
------------------------
Gail C. Jones               Attorney-In-Fact for the
                            Persons Listed Below
                            Chairman and Trustee
------------------------
John F. Donahue*            (Chief Executive Officer)

                            President and Trustee
------------------------
J. Christopher Donahue*

                            Treasurer
------------------------
Richard J. Thomas*          (Principal Financial and
                            Accounting Officer)
                            Chief Investment Officer
------------------------
J. Thomas Madden*

                            Trustee
------------------------
Thomas G. Bigley*

                            Trustee
------------------------
John T. Conroy, Jr.*

                            Trustee
------------------------
Nicholas P. Constantakis*

                            Trustee
------------------------
John F. Cunningham*

                            Trustee
------------------------
Lawrence D. Ellis, M.D.*

                            Trustee
------------------------
Peter E. Madden*

                            Trustee
------------------------
Charles F. Mansfield, Jr.*

                            Trustee
------------------------
John E. Murray, Jr., J.D.,
S.J.D.*

                            Trustee
------------------------
Marjorie P. Smuts*

                            Trustee
------------------------
John S. Walsh*


* By Power of Attorney





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